FINANCIAL RISK MANAGEMENT - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liquidity Risk
Financial Risk Management [Line Items]
Up to 90 days	$ 2,979,235	$ 1,996,681
More than 90 days to one year	1,025,334	984,857
More than one to three years	2,602,046	2,160,313
More than three to five years	3,222,827	2,854,306
More than five years	3,690,760	3,880,888
Total	13,520,202	11,877,045
Nominal value	10,768,178	8,471,843
Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	510	510
More than 90 days to one year	1,530	1,530
More than one to three years	9,886	4,080
More than three to five years	0	7,846
More than five years	0	0
Total	11,926	13,966
Nominal value	11,926	13,966
Bank Loans, Obligations With The Public, Guaranteed Obligations, Finance Lease, Other Loans | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	118,106	87,771
More than 90 days to one year	399,407	416,037
More than one to three years	1,251,700	911,886
More than three to five years	2,143,257	1,831,186
More than five years	1,728,672	2,020,031
Total	5,641,142	5,266,911
Nominal value	4,270,838	3,780,509
Financial lease | TAM SA
Financial Risk Management [Line Items]
Up to 90 days		510
Total		13,966
Nominal value		$ 13,966
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
Lease Liability, Trade and Other Accounts Payable, Accounts Payable and Related Parties | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	2,860,619	$ 1,908,400
More than 90 days to one year	624,397	567,290
More than one to three years	1,340,460	1,244,347
More than three to five years	1,079,570	1,015,274
More than five years	1,962,088	1,860,857
Total	7,867,134	6,596,168
Nominal value	6,485,414	4,677,368
SANTANDER | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	0	0
More than 90 days to one year	3,159	2,970
More than one to three years	6,266	5,889
More than three to five years	6,266	5,889
More than five years	202,439	167,830
Total	218,130	182,578
Nominal value	$ 164,600	$ 147,217
Annual Effective rate	2.00%	2.00%
Annual Nominal rate	2.00%	2.00%
WILMINGTON TRUST COMPANY | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 30,500	$ 0
More than 90 days to one year	140,750	203,875
More than one to three years	342,500	407,750
More than three to five years	1,687,375	1,107,750
More than five years	830,500	1,455,125
Total	3,031,625	3,174,500
Nominal value	$ 2,200,000	$ 2,100,000
Annual Effective rate	8.46%	10.69%
Annual Nominal rate	7.78%	9.71%
WILMINGTON TRUST COMPANY | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,307	$ 5,770
More than 90 days to one year	15,611	17,015
More than one to three years	40,740	43,945
More than three to five years	52,876	41,683
More than five years	0	33,697
Total	114,534	142,110
Nominal value	$ 99,775	$ 115,727
Annual Effective rate	5.81%	7.73%
Annual Nominal rate	5.81%	7.73%
SANTANDER | Obligation with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 0	$ 0
More than 90 days to one year	0	0
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	6
Total	0	6
Nominal value	$ 3	$ 3
Annual Effective rate	1.00%	1.00%
Annual Nominal rate	1.00%	1.00%
BNP PARIBAS | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,370	$ 5,996
More than 90 days to one year	15,576	17,263
More than one to three years	40,835	45,343
More than three to five years	40,993	43,928
More than five years	81,342	104,940
Total	184,116	217,470
Nominal value	$ 146,535	$ 159,624
Annual Effective rate	5.38%	6.03%
Annual Nominal rate	5.38%	6.03%
CCB | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 3,670
More than 90 days to one year	10,686
More than one to three years	27,597
More than three to five years	26,849
More than five years	199,000
Total	267,802
Nominal value	$ 170,208
Annual Effective rate	5.75%
Annual Nominal rate	5.75%
BOCOMM | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 6,149	$ 2,724
More than 90 days to one year	18,209	8,158
More than one to three years	46,836	20,911
More than three to five years	44,371	19,790
More than five years	248,051	110,277
Total	363,616	161,860
Nominal value	$ 242,188	$ 100,000
Annual Effective rate	5.83%	6.42%
Annual Nominal rate	5.83%	6.42%
EXIM BANK | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,463	$ 5,447
More than 90 days to one year	16,383	16,392
More than one to three years	43,668	43,700
More than three to five years	16,557	38,590
More than five years	0	14
Total	82,071	104,143
Nominal value	$ 78,956	$ 99,109
Annual Effective rate	2.03%	2.29%
Annual Nominal rate	1.79%	2.05%
EXIM BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 25,763	$ 36,227
More than 90 days to one year	73,206	82,640
More than one to three years	148,595	180,932
More than three to five years	61,763	108,316
More than five years	13,355	36,702
Total	322,682	444,817
Nominal value	$ 305,863	$ 413,072
Annual Effective rate	3.54%	4.00%
Annual Nominal rate	2.68%	3.17%
NATIXIS | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 14,707
More than 90 days to one year	43,262
More than one to three years	108,256
More than three to five years	50,467
More than five years	34,705
Total	251,397
Nominal value	$ 218,473
Annual Effective rate	5.39%
Annual Nominal rate	5.39%
NATIXIS | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 9,409	$ 10,319
More than 90 days to one year	27,399	29,916
More than one to three years	70,797	77,088
More than three to five years	96,349	112,238
More than five years	0	24,493
Total	203,954	254,054
Nominal value	$ 166,742	$ 191,383
Annual Effective rate	6.12%	6.73%
Annual Nominal rate	6.12%	6.73%
NATIXIS | Financial lease | Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	$ 510
More than 90 days to one year	1,530	$ 1,530
More than one to three years	9,886	4,080
More than three to five years	0	7,846
More than five years	0	0
Total	11,926
Nominal value	$ 11,926
Annual Effective rate	0.00%
Annual Nominal rate	0.00%
CREDIT AGRICOLE | Other guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 4,378	4,097
More than 90 days to one year	13,063	13,097
More than one to three years	310,081	35,021
More than three to five years	0	292,571
More than five years	0	0
Total	327,522	344,786
Nominal value	$ 275,012	$ 275,012
Annual Effective rate	5.94%	6.63%
Annual Nominal rate	5.94%	6.63%
BOC AVIATION | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,438
More than 90 days to one year	4,175
More than one to three years	11,172
More than three to five years	11,187
More than five years	49,887
Total	77,859
Nominal value	$ 52,500
Annual Effective rate	6.31%
Annual Nominal rate	6.31%
BANK OF UTAH | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,952	$ 5,981
More than 90 days to one year	17,928	18,001
More than one to three years	54,357	51,307
More than three to five years	48,204	60,431
More than five years	69,393	86,947
Total	195,834	222,667
Nominal value	$ 149,983	$ 161,870
Annual Effective rate	10.46%	10.71%
Annual Nominal rate	10.46%	10.71%
US BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 11,210
More than 90 days to one year		6,710
More than one to three years		0
More than three to five years		0
More than five years		0
Total		17,920
Nominal value		$ 17,492
Annual Effective rate		4.88%
Annual Nominal rate		3.40%
AIRCRAFT, OTHERS, US | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 174,401	$ 144,076
More than 90 days to one year	577,354	507,305
More than one to three years	1,272,385	1,171,362
More than three to five years	1,027,954	958,537
More than five years	1,829,616	1,718,984
Total	4,881,710	4,500,264
Nominal value	$ 3,574,027	$ 3,174,757
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, US | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 4,726	$ 3,717
More than 90 days to one year	13,773	11,276
More than one to three years	36,544	31,723
More than three to five years	27,416	27,462
More than five years	95,744	90,051
Total	178,203	164,229
Nominal value	$ 127,549	$ 88,854
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, CLP | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 300	$ 1,535
More than 90 days to one year	878	4,604
More than one to three years	2,325	11,441
More than three to five years	2,325	10,263
More than five years	19,758	29,935
Total	25,586	57,778
Nominal value	$ 22,433	$ 36,151
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, UF | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,508	$ 1,264
More than 90 days to one year	4,261	3,757
More than one to three years	9,817	9,241
More than three to five years	7,852	6,523
More than five years	6,143	3,631
Total	29,581	24,416
Nominal value	$ 25,862	$ 21,425
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, COP | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 493	$ 344
More than 90 days to one year	1,431	1,016
More than one to three years	1,305	1,784
More than three to five years	0	56
More than five years	0	0
Total	3,229	3,200
Nominal value	$ 3,028	$ 2,829
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, EUR | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 28	$ 31
More than 90 days to one year	24	92
More than one to three years	29	58
More than three to five years	1	8
More than five years	0	0
Total	82	189
Nominal value	$ 75	$ 183
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, BRL | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 3,289	$ 3,072
More than 90 days to one year	9,858	8,322
More than one to three years	17,971	18,727
More than three to five years	14,020	12,425
More than five years	10,827	18,256
Total	55,965	60,802
Nominal value	$ 39,675	$ 38,082
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHER ASSETS, OTHERS, MXN | Lease liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 38	$ 87
More than 90 days to one year	101	217
More than one to three years	84	11
More than three to five years	2	0
More than five years	0	0
Total	225	315
Nominal value	$ 212	$ 299
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHERS, OTHERS, US | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 1,328,751	$ 1,291,259
More than 90 days to one year	2,383	6,478
More than one to three years	0	0
More than three to five years	0	0
More than five years	0
Total	1,331,134	1,297,737
Nominal value	$ 1,331,134	$ 709,933
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHERS, OTHERS, CLP | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 200,784	$ 65,753
More than 90 days to one year	1,806	193
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	202,590	65,946
Nominal value	$ 202,590	$ 64,317
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHERS, OTHERS, BRL | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 973,006	$ 224,513
More than 90 days to one year	649	6,621
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	973,655	231,134
Nominal value	$ 973,655	$ 409,474
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
OTHERS, OTHERS, Other currency | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 173,295	$ 172,749
More than 90 days to one year	4,172	4,534
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	177,467	177,283
Nominal value	$ 177,467	$ 118,189
Annual Effective rate	0.00%	0.00%
Annual Nominal rate	0.00%	0.00%
Qatar Airways | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 0	$ 0
More than 90 days to one year	2,375	3,576
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	2,375	3,576
Nominal value	2,375	3,576
Delta Air Lines, Inc. | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	0	0
More than 90 days to one year	5,332	9,299
More than one to three years	0	0
More than three to five years	0	0
More than five years	0	0
Total	5,332	9,299
Nominal value	$ 5,332	$ 9,299